CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 24) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2012	$ 781,538,498	$ 15,358	$ (13,667,122)	$ 511,964,127	$ 49,622,317	$ 151,603,798	$ 82,000,020	$ 781,538,498	$ 0
Balance, shares at Dec. 31, 2012		141,938,398
Exercise of share options	6,101,519	$ 470	0	6,101,049	0	0	0	6,101,519	0
Exercise of share options, shares		4,703,810
Treasury share repurchases (Note 19)	(5,767,159)	$ 0	$ (5,767,159)	0	0	0	0	(5,767,159)	0
Treasury share repurchases (Note 19), shares			(2,629,716)
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab))	32,792,232	0	$ 16,348,800	16,443,432	0	0	0	32,792,232	0
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab)), shares			12,000,000
Other comprehensive income (loss)	25,910,940	0	$ 0	0	0	0	25,910,940	25,910,940	0
Stock-based compensation expenses	427,989	0	0	427,989	0	0	0	427,989	0
Net income	126,356,264	0	0	0	0	126,356,264	0	126,356,264	0
Appropriation to statutory reserves	0	0	0	0	18,924,883	(18,924,883)	0	0	0
Dividends to shareholders	(14,724,740)	0	0	0	0	(14,724,740)	0	(14,724,740)	0
Balance at Dec. 31, 2013	952,635,543	$ 15,828	(3,085,481)	534,936,597	68,547,200	244,310,439	107,910,960	952,635,543	0
Balance, shares at Dec. 31, 2013		156,012,492
Exercise of share options	39,930	$ 3	0	39,927	0	0	0	39,930	0
Exercise of share options, shares		33,000
Treasury share repurchases (Note 19)	(17,610,787)	$ 0	$ (17,610,787)	0	0	0	0	(17,610,787)	0
Treasury share repurchases (Note 19), shares			(9,025,690)
Shares repurchased under RSU plan	(7,042,725)	0	$ 0	(7,042,725)	0	0	0	(7,042,725)	0
Other comprehensive income (loss)	(3,354,027)	0	0	0	0	0	(3,353,952)	(3,353,952)	(75)
Stock-based compensation expenses	2,736,313	0	0	2,736,313	0	0	0	2,736,313	0
Net income	48,496,365	0	0	0	0	48,515,730	0	48,515,730	(19,365)
Appropriation to statutory reserves	0	0	0	0	4,282,287	(4,282,287)	0	0	0
Dividends to shareholders	(15,288,919)	0	0	0	0	(15,288,919)	0	(15,288,919)	0
Balance at Dec. 31, 2014	960,611,693	$ 15,831	(20,696,268)	530,670,112	72,829,487	273,254,963	104,557,008	960,631,133	(19,440)
Balance, shares at Dec. 31, 2014		147,019,802
Exercise of share options	48,400	$ 4	0	48,396	0	0	0	48,400	0
Exercise of share options, shares		40,000
Treasury share repurchases (Note 19)	(3,349,172)	$ 0	$ (3,349,172)	0	0	0	0	(3,349,172)	0
Treasury share repurchases (Note 19), shares			(2,179,902)
Shares repurchased under RSU plan, shares		(2,076,964)
Shares repurchased under RSU plan	(3,259,998)	$ 0	$ 0	(3,259,998)	0	0	0	(3,259,998)	0
Other comprehensive income (loss)	(73,604,028)	0	0	0	0	0	(73,605,171)	(73,605,171)	1,143
Stock-based compensation expenses	3,774,826	0	0	3,774,826	0	0	0	3,774,826	0
Net income	66,481,585	0	0	0	0	66,482,107	0	66,482,107	(522)
Appropriation to statutory reserves	0	0	0	0	7,220,277	(7,220,277)	0	0	0
Dividends to shareholders	(14,751,704)	0	0	0	0	(14,751,704)	0	(14,751,704)	0
Balance at Dec. 31, 2015	$ 935,951,602	$ 15,835	$ (24,045,440)	$ 531,233,336	$ 80,049,764	$ 317,765,089	$ 30,951,837	$ 935,970,421	$ (18,819)
Balance, shares at Dec. 31, 2015		142,802,936